Income Taxes Expenses - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliations of effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance	2508.00%	(96.00%)	(370.00%)
Additional tax deduction	(1099.00%)	47.00%	(236.00%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(1401.00%)	(12.00%)	111.00%
Non-Deductible expense	(21.00%)	36.00%	471.00%
Effective tax rate	12.00%